Dividend - Additional Information (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Dividends [abstract]
Dividends paid	₩ 501,844	₩ 450,394	₩ 326,487
Dividends paid per share	₩ 1,960	₩ 1,910	₩ 1,350
Dividends declared	₩ 482,970
Dividends declared per share	₩ 1,960